OTHER LONG TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER LONG TERM LIABILITIES
Contingent consideration	$ 6	$ 1,377
Total	$ 6	$ 1,377